Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forward	$ 48,300	$ 38,940
Deferred tax asset before valuation allowance	11,109	8,956
Valuation allowance	(11,109)	(8,956)
Net deferred tax asset